Interest Expense (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Interest Expense

	2020	2019	2018
	RMB	RMB	RMB
Interest on:
Bank loans	1,677	3,094	2,134
Other loans	14,342	15,476	16,313
Lease liabilities	6,297	7,476	—
Accretion expense (Note 32)	5,107	5,525	5,678
Less: Amounts capitalized	(895)	(1,162)	(1,407)

	26,528	30,409	22,718